CONDENSED INTERIM CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - 6 months ended Jun. 30, 2022 - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Unearned compensation [Member]	Accumulated other comprehensive loss [Member]	Foreign currency translation adjustments [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Comprehensive income [Member]	Noncontrolling interest [Member]	Total
BALANCE at Dec. 31, 2021	$ 435,453	$ 1,389,051	$ 149,906	$ (412)	$ (27,471)	$ (315,448)	$ (9,072)		$ (6,618)	$ 1,615,389
BALANCE, SHARES at Dec. 31, 2021	108,970
Exercise of options and RSUs	$ 1,812	(1,768)								44
Exercise of options and RSUs, shares	402
Employee stock-based compensation			11,258							11,258
Other comprehensive income:
Profit						112,110		$ 112,110	1,837	113,947
Foreign currency translation adjustments					(25,206)			(25,206)	(11,940)	(37,146)
Change in employees plan assets and benefit obligations				(20)				(20)		(20)
Unrealized loss on derivatives				(14,922)				(14,922)		(14,922)
Comprehensive income								$ 71,962		71,962
BALANCE at Jun. 30, 2022	$ 437,265	$ 1,387,283	$ 161,164	$ (15,354)	$ (52,677)	$ (203,338)	$ (9,072)		$ (16,721)	$ 1,688,550
BALANCE, SHARES at Jun. 30, 2022	109,372
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF JUNE 30, 2022 at Jun. 30, 2022	109,285